GOODWILL AND OHER INTANGIBLE ASSETS - Additional information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
GOODWILL AND OTHER INTANGIBLE ASSETS
Amortization expense	$ 6,538	$ 7,047	$ 9,238	$ 8,817
Amortization expense included in cost of goods sold	$ 596	$ 1,090	$ 1,342	$ 1,729